LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
LOANS RECEIVABLE [Abstract]
Loans Receivable
Loans receivable are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Held for investment:
Residential
Residential mortgages	$323,665	$277,824

Commercial
Real estate-commercial	104,766	110,743
Real estate-residential	21,570	25,801
Real estate-multi-family	19,118	19,906
Construction loans	16,288	16,336
Commercial and industrial loans	4,646	4,414
Total commercial loans	166,388	177,200

Consumer
Home equity and second mortgage	40,143	44,165
Other consumer	1,835	1,971
Total consumer loans	41,978	46,136

Total loans	532,031	501,160
Net deferred loan origination costs and unamortized premiums	1,611	1,065
Less allowance for loan losses	(6,922)	(8,100)
Total loans receivable	$526,720	$494,125

Held for sale:
Residential
Residential mortgages	$706	$488

Loans Receivable Credit Quality Indicators
The following tables present by credit quality indicator the composition of the commercial loan portfolio:

Commercial credit exposure-credit risk profile by internally assigned grade

	At December 31, 2012
	Pass	Special mention	Substandard	Doubtful	Total
	(in thousands)
Real estate-commercial	$91,446	$4,192	$9,128	$—	$104,766
Real estate-residential	19,244	1,018	1,308	—	21,570
Real estate-multi-family	15,751	—	3,367	—	19,118
Construction loans	7,397	4,097	4,794	—	16,288
Commercial and industrial loans	4,565	81	—	—	4,646
Total	$138,403	$9,388	$18,597	$—	$166,388

	At December 31, 2011
	Pass	Special mention	Substandard	Doubtful	Total
	(in thousands)
Real estate-commercial	$95,719	$6,189	$8,835	$—	$110,743
Real estate-residential	21,447	2,891	1,463	—	25,801
Real estate-multi-family	12,753	3,768	3,385	—	19,906
Construction loans	4,452	4,312	7,572	—	16,336
Commercial and industrial loans	4,139	100	175	—	4,414
Total	$138,510	$17,260	$21,430	$—	$177,200

Mortgage and Consumer Credit Exposure
Mortgage and consumer credit exposure-credit risk profile by payment activity

	At December 31, 2012
	Performing	Nonperforming	Total
	(in thousands)
Residential mortgages	$321,400	$2,265	$323,665
Home equity and second mortgage	40,000	143	40,143
Other consumer	1,827	8	1,835
Total	$363,227	$2,416	$365,643

	At December 31, 2011
	Performing	Nonperforming	Total
	(in thousands)
Residential mortgages	$272,322	$5,502	$277,824
Home equity and second mortgage	43,888	277	44,165
Other consumer	1,970	1	1,971
Total	$318,180	$5,780	$323,960

Financing Receivables, Non Accrual Status
The following table presents by class nonperforming loans including impaired loans and loan balances past due over 90 days for which the accrual of interest has been discontinued:

	At December 31,
	2012	2011
	(in thousands)
Residential
Residential mortgages	$2,265	$5,502
Commercial
Real estate-commercial	1,098	2,711
Real estate-residential	51	—
Construction loans	4,794	4,044
Commercial and industrial loans	—	6
Consumer
Home equity and second mortgage	143	277
Other consumer	8	1
Total nonperforming loans	$8,359	$12,541
Total loans past due 90 days as to interest or principal and accruing interest	$—	$—

Loans Individually Evaluated for Impairment by Class
The following tables present by class loans individually evaluated for impairment:

	At December 31, 2012
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
With an allowance recorded:	(in thousands)
Residential
Residential mortgages	$2,137	$2,214	$218	$2,061	$—
Commercial
Real estate-commercial	546	1,497	296	697	—
Real estate-residential	51	51	4	298	—
Construction loans	4,737	5,137	1,029	3,604	—
Commercial and industrial loans	—	—	—	2	—
	7,471	8,899	1,547	6,662	—
With no allowance recorded:
Residential
Residential mortgages	—	—	—	698	—
Commercial
Real estate-commercial	552	552	—	1,012	—
Real estate-residential	—	—	—	216	—
Construction loans	57	116	—	1,932	—
	609	668	—	3,858	—
Total	$8,080	$9,567	$1,547	$10,520	$—

	At December 31, 2011
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
With an allowance recorded:	(in thousands)
Residential
Residential mortgages	$1,252	$1,252	$388	$751	$—
Commercial
Real estate-commercial	1,497	1,497	877	3,581	—
Real estate-residential	—	—	—	497	—
Construction loans	3,816	3,816	1,035	4,143	—
Commercial and industrial loans	6	6	3	72	—
	6,571	6,571	2,303	9,044	—
With no allowance recorded:
Residential
Residential mortgages	2,381	2,381	—	1,497	—
Commercial
Real estate-commercial	1,214	1,214	—	1,270	—
Real estate-residential	—	—	—	459	—
Construction loans	228	228	—	1,642	—
	3,823	3,823	—	4,868	—
Total	$10,394	$10,394	$2,303	$13,912	$—

Loans Receivable Aging
The following tables present by class the contractual aging of delinquent loans:

	At December 31, 2012
	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Residential
Residential mortgages	$319,982	$1,161	$329	$2,193	$3,683	$323,665	$—
Commercial
Real estate-commercial	102,868	800	—	1,098	1,898	104,766	—
Real estate-residential	21,488	31	—	51	82	21,570	—
Real estate-multi-family	19,118	—	—	—	—	19,118	—
Construction loans	11,494	—	—	4,794	4,794	16,288	—
Commercial and industrial loans	4,646	—	—	—	—	4,646	—
Consumer
Home equity and second mortgage	39,842	34	124	143	301	40,143	—
Other consumer	1,824	—	3	8	11	1,835	—
Total	$521,262	$2,026	$456	$8,287	$10,769	$532,031	$—

	At December 31, 2011
	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Residential
Residential mortgages	$273,231	$98	$153	$4,342	$4,593	$277,824	$—
Commercial
Real estate-commercial	108,382	—	—	2,361	2,361	110,743	—
Real estate-residential	25,489	312	—	—	312	25,801	—
Real estate-multi-family	19,906	—	—	—	—	19,906	—
Construction loans	9,151	—	3,141	4,044	7,185	16,336	—
Commercial and industrial loans	4,408	—	—	6	6	4,414	—
Consumer
Home equity and second mortgage	43,712	165	11	277	453	44,165	—
Other consumer	1,956	6	8	1	15	1,971	—
Total	$486,235	$581	$3,313	$11,031	$14,925	$501,160	$—

Allowance for Credit Losses on Loans Receivable
Activity in the allowance for loan losses is summarized as follows:

	Balance January 1, 2012	Provision	Charge-offs	Recoveries	Balance December 31, 2012
	(in thousands)
Residential
Residential mortgages	$2,194	$367	$(768)	$56	$1,849
Commercial
Real estate-commercial	2,352	353	(951)	—	1,754
Real estate-residential	369	726	(487)	—	608
Real estate-multi-family	350	(105)	—	—	245
Construction loans	1,830	1,049	(1,182)	—	1,697
Commercial and industrial loans	138	115	(156)	22	119
Consumer
Home equity and second mortgage	448	(104)	(93)	—	251
Other consumer	22	8	(23)	4	11
Unallocated	397	(9)	—	—	388
Total	$8,100	$2,400	$(3,660)	$82	$6,922

	Balance January 1, 2011	Provision	Charge-offs	Recoveries	Balance December 31, 2011
	(in thousands)
Residential
Residential mortgages	$1,839	$515	$(172)	$12	$2,194
Commercial
Real estate-commercial	3,281	82	(1,011)	—	2,352
Real estate-residential	534	865	(1,030)	—	369
Real estate-multi-family	399	(49)	—	—	350
Construction loans	1,363	1,987	(1,521)	1	1,830
Commercial and industrial loans	77	67	(44)	38	138
Consumer
Home equity and second mortgage	607	62	(221)	—	448
Other consumer	16	14	(16)	8	22
Unallocated	212	185	—	—	397
Total	$8,328	$3,728	$(4,015)	$59	$8,100

Impairment Method for Allowance for Loan Losses and Loan Balance
The following tables present by class the ending balance of the allowance for loan losses and ending loan balance based on the impairment method as of December 31, 2012:

	Evaluated for impairment
Allowance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$218	$1,631	$1,849
Commercial
Real estate-commercial	296	1,458	1,754
Real estate-residential	4	604	608
Real estate-multi-family	—	245	245
Construction loans	1,029	668	1,697
Commercial and industrial loans	—	119	119
Consumer
Home equity and second mortgage	—	251	251
Other consumer	—	11	11
Unallocated	—	388	388
Total	$1,547	$5,375	$6,922

	Evaluated for impairment
Loan balance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$2,137	$321,528	$323,665
Commercial
Real estate-commercial	1,098	103,668	104,766
Real estate-residential	51	21,519	21,570
Real estate-multi-family	—	19,118	19,118
Construction loans	4,794	11,494	16,288
Commercial and industrial loans	—	4,646	4,646
Consumer
Home equity and second mortgage	—	40,143	40,143
Other consumer	—	1,835	1,835
Total	$8,080	$523,951	$532,031

The following tables present by class the ending balance of the allowance for loan losses and ending loan balance based on impairment method as of December 31, 2011:

	Evaluated for impairment
Allowance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$388	$1,806	$2,194
Commercial
Real estate-commercial	877	1,475	2,352
Real estate-residential	—	369	369
Real estate-multi-family	—	350	350
Construction loans	1,035	795	1,830
Commercial and industrial loans	3	135	138
Consumer
Home equity and second mortgage	—	448	448
Other consumer	—	22	22
Unallocated	—	397	397
Total	$2,303	$5,797	$8,100

	Evaluated for impairment
Loan balance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$3,633	$274,191	$277,824
Commercial
Real estate-commercial	2,711	108,032	110,743
Real estate-residential	—	25,801	25,801
Real estate-multi-family	—	19,906	19,906
Construction loans	4,044	12,292	16,336
Commercial and industrial loans	6	4,408	4,414
Consumer
Home equity and second mortgage	—	44,165	44,165
Other consumer	—	1,971	1,971
Total	$10,394	$490,766	$501,160

Troubled Debt Restructurings on Loans Receivable
The following table presents by class loans classified as TDRs segregated for the periods indicated:

	For the year ended December 31, 2012			For the year ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Residential	(dollars in thousands)
Residential mortgage	2	$950	$923	2	$510	$507
Total	2	$950	$923	2	$510	$507

The following table presents loans classified as TDRs that subsequently defaulted:

	For the year ended December 31, 2011
	Number of Contracts	Recorded Investment
Residential	(dollars in thousands)
Residential mortgage	1	$169
Total	1	$169